Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital
CET 1 capital	$ 896,263	$ 816,009
Tier 1 capital	896,263	816,009
Tier 2 capital	183,998	187,090
Total capital	1,080,261	1,003,099
Risk Weighted Assets	5,101,474	5,068,590
Leverage Ratio Exposure Measure	$ 15,921,624	$ 15,349,363
Capital Ratios (%)
Common Equity Tier 1, Actual	17.60%	16.10%
Common Equity Tier 1, Regulatory minimum	10.00%	10.00%
Total Tier 1, Actual	0.176	0.161
Total Tier 1, Regulatory minimum	0.115	0.115
Total Capital, Actual	0.212	0.198
Total Capital, Regulatory minimum	0.135	0.135
Leverage ratio, Actual	0.056	0.053
Leverage ratio, Regulatory minimum	0.050	0.050